FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail)	Dec. 31, 2021 USD ($)
Assets:
Marketable securities held in Trust Account	$ 231,506,662
Fair Value, Recurring [Member] | Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 231,506,662